ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Allowances for accounts receivable
Movement of allowances
Beginning of the period	$ 7,638	$ 4,870
Allowances (reversal) made during the period	(1,809)	5,436
Write off	(1,318)	(2,371)
Foreign exchange effect	(20)	(297)
Closing balance	4,491	7,638
Allowances for other receivables
Movement of allowances
Beginning of the period	9,131	8,905
Allowances (reversal) made during the period	(235)	235
Write off	(3)
Foreign exchange effect	2	(9)
Closing balance	8,895	9,131
Allowances for advances for purchases of property, plant and equipment
Movement of allowances
Beginning of the period	1,286	1,306
Allowances (reversal) made during the period	761	13
Write off		(33)
Closing balance	2,047	1,286
Allowances for advances to suppliers
Movement of allowances
Beginning of the period	4,460	4,443
Allowances (reversal) made during the period	6	26
Foreign exchange effect	2	(9)
Closing balance	$ 4,468	$ 4,460